As filed with the Securities and Exchange Commission on December 20, 2007

Registration No. 333-145514

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 1

(Check appropriate box or boxes)

Munder Series Trust

(Exact Name of Registrant as Specified in Charter)

480 Pierce Street, Birmingham, Michigan 48009

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number: (248) 647-9200

Stephen J. Shenkenberg

Munder Capital Management

480 Pierce Street

Birmingham, MI 48009

(Name and Address of Agent for Service)

Copy to:

Jane Kanter, Esq.

Dechert LLP

1775 I Street, NW

Washington, DC 20006

(APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING): As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing will become effective: (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

MUNDER SERIES TRUST

Explanatory Note

The purpose of this Post-Effective Amendment filing is to file the following exhibits: (i) the Agreement and Plan of Reorganization and (ii) the final tax opinion.

Part A: INFORMATION REQUIRED IN PROXY/PROSPECTUS:

The definitive Proxy Statement/Prospectus for the Munder @Vantage Fund is incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed pursuant to the Securities Act of 1933, as amended via EDGAR on September 25, 2007 (Accession 0001193125-07-207037).

Part B: INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

The definitive Statement of Additional Information for the Munder @Vantage Fund is incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed pursuant to the Securities Act of 1933, as amended via EDGAR on September 25, 2007 (Accession 0001193125-07-207037).

MUNDER SERIES TRUST

PART C

OTHER INFORMATION

Item 15.	Indemnification

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on November 2, 2007.

Item 16.	Exhibits

(1)

(a)    Declaration of Trust of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(b)    Amended Schedule A dated August 14, 2007 to the Declaration of Trust of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on September 4, 2007.

(2)	By-Laws of the Registrant dated May 16, 2006, are incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on September 1, 2006.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization is filed herein.

(5)	Not Applicable.

(6)

(a)    Combined Investment Advisory Agreement dated December 29, 2006, among Registrant, Munder Series Trust II (formerly The Munder Framlington Funds Trust), The Munder @Vantage Fund and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 15, 2007.

(b)    Amendment #1 to the Combined Investment Advisory Agreement dated August 14, 2007, among Registrant, Munder Series Trust II, The Munder @Vantage Fund and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 30, 2007.

(c)    Amendment #2 to the Combined Investment Advisory Agreement dated August 15, 2007, among Registrant, Munder Series Trust II, The Munder @Vantage Fund and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 30, 2007.

(7)

(a)    Combined Distribution Agreement dated August 1, 2007, by and among Registrant, Munder Series Trust II and Funds Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 30, 2007.

(b)    Form of Amendment #1 to the Distribution Agreement dated August 14, 2007, among Registrant, Munder Series Trust II and Funds Distributor, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed with the Commission on September 25, 2007.

(8)	Not Applicable.

(9)	Master Custodian Agreement dated September 26, 2001, by and among The Munder Funds, Inc., The Munder Funds Trust, The Munder Framlington Funds Trust (nka Munder Series Trust II), St. Clair Funds, Inc. and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(a)    Amendment No. 1 to Master Custodian Agreement dated June 1, 2002, by and among The Munder Funds, Inc., The Munder Funds Trust, The Munder Framlington Funds Trust (nka Munder Series Trust II), St. Clair Funds, Inc. and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(b)    Amendment No. 2 to Master Custodian Agreement dated April 30, 2003, by and among the Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust (nka Munder Series Trust II), St. Clair Funds, Inc. and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

(c)    Amendment No. 3 to Master Custodian Agreement dated June 13, 2003, by and among the Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust (nka Munder Series Trust II), St. Clair Funds, Inc. and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(d)    Amendment No. 4 to Master Custodian Agreement dated June 13, 2003, by and among the Registrant, The Munder Funds, Inc., The Munder Framlington Funds Trust (nka Munder Series Trust II) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 28, 2004.

(e)    Amendment No. 5 to Master Custodian Agreement dated February 25, 2005, by and among the Registrant, Munder Series Trust II and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on September 1, 2005.

(f)     Form of Amendment No. 6 to Master Custodian Agreement dated February 25, 2005, by and among the Registrant, Munder Series Trust II and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on September 1, 2005.

(g)    Amendment No. 7 to Master Custodian Agreement dated August 15, 2005, by and among the Registrant, Munder Series Trust II and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2005.

(h)    Form of Amendment No. 8 to Master Custodian Agreement dated April 17, 2006, by and among the Registrant, Munder Series Trust II and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 15, 2007.

(i)     Amendment No. 9 to Master Custodian Agreement dated August 14, 2007, by and among the Registrant, Munder Series Trust II and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 30, 2007.

(10)

(a)    Combined Distribution and Service Plan dated August 14, 2007 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed with the Commission on September 25, 2007.

(b)    Amended and Restated Multi-Class Plan dated August 14, 2007 is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 30, 2007.

(11)	Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 filed with the Commission on September 25, 2007.

(12)	Opinion of Dechert LLP regarding tax matters is filed herewith.

(13)	Not Applicable.

(14)	Not applicable.

(15)	Not Applicable.

(16)	Powers of Attorney are incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003, to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004 and to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 29, 2005.

Item 17.	Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham and The State of Michigan, on the 20th day of December, 2007.

MUNDER SERIES TRUST

/s/ John S. Adams
By:	John S. Adams

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities on the date(s) indicated.

Signatures	Title	Date
*/s/ David J. Brophy	Trustee	December 20, 2007
David J. Brophy

*/s/ Joseph E. Champagne	Trustee	December 20, 2007
Joseph E. Champagne

*/s/ Thomas D. Eckert	Trustee	December 20, 2007
Thomas D. Eckert

*/s/ John Engler	Trustee	December 20, 2007
John Engler

*/s/ Michael T. Monahan	Trustee	December 20, 2007
Michael T. Monahan

*/s/ Arthur T. Porter	Trustee	December 20, 2007
Arthur T. Porter

*/s/ John Rakolta, Jr.	Trustee	December 20, 2007
John Rakolta, Jr.

*/s/ Lisa A. Payne	Trustee	December 20, 2007
Lisa A. Payne

/s/John S. Adams	President (Principal Executive Officer)	December 20, 2007
John S. Adams

/s/ Peter K. Hoglund	Vice President (Principal Financial Officer)	December 20, 2007
Peter K. Hoglund

/s/ Cherie N. Ugorowski	Treasurer (Principal Accounting Officer)	December 20, 2007
Cherie N. Ugorowski

* By:	/s/ Stephen J. Shenkenberg
Stephen J. Shenkenberg
as Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Document
(4)	Agreement and Plan of Reorganization

(12)	Opinion of Dechert LLP